Acquisitions and Sales of Oil and Gas Property Interests Acquisitions and Sales of Oil and Gas Property Interests (Verde Acquisition) (Details) (Predecessor [Member], Verde Acquisition [Member])	Oct. 10, 2013 acre
Predecessor [Member] | Verde Acquisition [Member]
Business Acquisition [Line Items]
Acquired leasehold interests, gross acres	9,464
Acquired leasehold interests, net acres	8,092
Acquired leasehold interests, operating percentage	100.00%